THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS (Details) (USD $)	3 Months Ended		4 Months Ended	12 Months Ended		1 Months Ended	5 Months Ended	1 Months Ended	5 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014 item	Dec. 31, 2013	May 31, 2014 item	Aug. 30, 2012	Aug. 30, 2012 item	Aug. 30, 2012 item
THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS
Number of theatres				8
Aggregate annual base rents under the long-term lease commitments				$ 10,082,000
Base rents under the long-term lease commitments over remaining terms				58,970,000
A rollforward of reserves for theatre and other closure and disposition of assets
Beginning balance	52,835,000	55,163,000	62,935,000	55,163,000	61,344,000
Theatre and other closure expense-continuing operations			2,381,000	9,346,000	5,823,000
Transfer of lease liability	59,000	9,000	994,000	2,439,000	(53,000)
Foreign currency translation adjustment	(1,613,000)	(247,000)	405,000	(1,822,000)	(286,000)
Cash payments	(2,909,000)	(2,673,000)	(5,371,000)	(12,291,000)	(11,665,000)
Ending balance	49,499,000	53,617,000	61,344,000	52,835,000	55,163,000
Number of screens in theatres				94
Minimum
A rollforward of reserves for theatre and other closure and disposition of assets
Future lease obligations discount rate (as a percent)				6.00%
Maximum
THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS
Remaining terms of obligation under the long-term lease commitments for theatres closed				13 years
A rollforward of reserves for theatre and other closure and disposition of assets
Future lease obligations discount rate (as a percent)				9.00%
Eight theatres and vacant restaurant space
THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS
Number of theatres				8
One closed theatre | Canada
A rollforward of reserves for theatre and other closure and disposition of assets
Number of theatres closed						1
Number of screens in theatres						13
Predecessor
A rollforward of reserves for theatre and other closure and disposition of assets
Beginning balance							65,471,000
Theatre and other closure expense-continuing operations							4,191,000
Theatre and other closure expense-discontinued operations							7,562,000
Transfer of lease liability							(697,000)
Foreign currency translation adjustment							(38,000)
Cash payments							(13,554,000)
Ending balance							62,935,000	62,935,000	62,935,000
Predecessor | One closed theatre | Canada
A rollforward of reserves for theatre and other closure and disposition of assets
Number of theatres closed							1	1
Number of screens in theatres							20		20
Payment made to the landlord to terminate the lease agreement									$ 7,562,000